PREPAYMENTS AND OTHER CURRENT ASSETS - Movement in allowance for prepayments and other current assets (Details) - 12 months ended Dec. 31, 2023	CNY (¥)	USD ($)
PREPAYMENTS AND OTHER CURRENT ASSETS
Balance at beginning	¥ 0
Additions	112,904,019	$ 15,902,198
Balance at ending	114,122,430	16,073,808
Adjustment | Adoption of ASC 326
PREPAYMENTS AND OTHER CURRENT ASSETS
Balance at beginning	¥ 1,218,411	$ 171,610